Investments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments
Fair Value	$ 141,723
States, municipalities and political subdivisions | Pre-refunded bonds
Investments
Fair Value	$ 10,846	$ 7,368
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | United Kingdom
Investments
Concentration percentage	6.00%	6.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Other individual European countries | Maximum
Investments
Concentration percentage	2.00%	2.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Individual U. S. states | Maximum
Investments
Concentration percentage	3.00%	3.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	54.00%	53.00%